Bank and Other Borrowings - Schedule of Loan Type in Terms of Currency (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	$ 21,649,529	$ 2,757,937	$ 17,179,545
Within 1 year	14,718,545	1,874,998	13,402,782
2027	6,089,548	775,748
2028	841,436	107,191	1,868,895
2026			1,907,868
Hong Kong [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	4,677,399	595,855	5,559,137
Within 1 year	1,877,418	239,165	1,782,374
2027	1,958,545	249,499
2028	841,436	107,191	1,868,895
2026			1,907,868
United States of America [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	1,113,919	141,902	1,102,204
Within 1 year	1,113,919	141,902	1,102,204
2027
2028
2026
China, Yuan Renminbi [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	15,858,211	2,020,180	10,518,204
Within 1 year	11,727,208	1,493,931	10,518,204
2027	4,131,003	526,249
2028
2026